Shareholders' capital - Common Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Common Shares Rollforward
Beginning balance (in shares)	671,960,276	597,142,219
Public offering (in shares)	2,861,709	67,611,465
Dividend reinvestment plan (in shares)	7,676,666	6,184,686
Exercise of share-based awards (in shares)	1,115,398	1,020,020
Conversion of convertible debentures (in shares)	754	1,886
Ending balance (in shares)	683,614,803	671,960,276